Themes Cybersecurity ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Industrial Services - 1.7%
Alarm.com Holdings, Inc. (a)	1,780	$ 83,162

Software & Technology Services - 87.1% (b)
Akamai Technologies, Inc. (a)	1,453	171,759
BlackBerry Ltd. (a)	21,852	276,428
Booz Allen Hamilton Holding Corp.	1,999	121,279
BTQ Technologies Corp. (a)	3,531	19,032
CACI International, Inc. - Class A (a)	281	130,176
Check Point Software Technologies Ltd. (a)	1,120	147,202
Clear Secure, Inc. - Class A	3,247	180,955
Crowdstrike Holdings, Inc. - Class A (a)	400	305,256
Digital Arts, Inc.	400	9,115
Fastly, Inc. - Class A (a)	5,328	97,822
Fortinet, Inc. (a)	1,972	302,939
GB Group PLC	8,713	22,814
Gorilla Technology Group, Inc. (a)	805	16,003
Nebius Group NV (a)	1,167	322,290
Netcompany Group AS (a)(c)	1,541	70,199
Netskope, Inc. - Class A (a)	7,453	81,536
Okta, Inc. (a)	2,347	320,248
OneSpan, Inc.	1,405	20,162
Palo Alto Networks, Inc. (a)	952	324,651
Qualys, Inc. (a)	1,334	183,412
Radware Ltd. (a)	1,344	41,476
Rapid7, Inc. (a)	2,437	19,740
Rubrik, Inc. - Class A (a)	3,447	276,725
SailPoint, Inc. (a)	2,067	30,261
SentinelOne, Inc. - Class A (a)	11,837	200,874
SUNeVision Holdings Ltd.	22,911	12,707
Tenable Holdings, Inc. (a)	4,277	157,736
Trend Micro, Inc.	4,700	172,917
Varonis Systems, Inc. (a)	4,240	177,910
Zscaler, Inc. (a)	1,301	183,636
		4,397,260

Tech Hardware & Semiconductors - 7.4%
A10 Networks, Inc.	2,619	97,846
Arlo Technologies, Inc. (a)	3,793	51,130
F5, Inc. (a)	540	224,618
		373,594

Telecommunications - 3.6%
NEXTDC Ltd. (a)	17,967	181,367
TOTAL COMMON STOCKS (Cost $4,351,645)		5,035,383

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.58% (d)	10,745	10,745
TOTAL MONEY MARKET FUNDS (Cost $10,745)		10,745

TOTAL INVESTMENTS - 100.0% (Cost $4,362,390)		5,046,128

Other Assets in Excess of Liabilities - 0.0% (e)	0.00035	1,756
TOTAL NET ASSETS - 100.0%		$ 5,047,884

Percentages are stated as a percent of net assets. PLC – Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $70,199 or 1.4% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Themes Cybersecurity ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 5,035,383	$ –	$ –	$ 5,035,383
Money Market Funds	10,745	–	–	10,745
Total Investments	$ 5,046,128	$ –	$ –	$ 5,046,128

Refer to the Schedule of Investments for further disaggregation of investment categories.